Costs Associated with Exit and Restructuring Activities - Restructuring and Restructuring Related Charges of Actual Costs (Details 2) (USD $)	21 Months Ended	31 Months Ended	15 Months Ended
	Dec. 31, 2015 employee	Dec. 31, 2015 employee	Dec. 31, 2015 employee	Dec. 31, 2014
April 2014 Plan [Member]
Restructuring charges
Planned Costs				$ 5,700,000
Actual costs incurred				3,470,000
April 2014 Plan [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				1,100,000
April 2014 Plan [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				4,600,000
Actual costs incurred				3,470,000
April 2014 Plan [Member] | Scenario, Forecast [Member]
Restructuring charges
Restructuring And Related Cost Number Of Positions Eliminated	120
April 2014 Plan [Member] | Inventory write-down [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				250,000
April 2014 Plan [Member] | Equipment relocation [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				500,000
April 2014 Plan [Member] | Other Restructuring [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				350,000
April 2014 Plan [Member] | Workforce reduction [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				4,100,000
Actual costs incurred				3,470,000
April 2014 Plan [Member] | Other Charges Including Pension Termination Costs [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				500,000
June 2013 Plan [Member]
Restructuring charges
Planned Costs				22,600,000
Actual costs incurred				17,324,000
June 2013 Plan [Member] | Scenario, Forecast [Member]
Restructuring charges
Restructuring And Related Cost Number Of Positions Eliminated		350
June 2013 Plan [Member] | Inventory write-down [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				800,000
Actual costs incurred				1,143,000
June 2013 Plan [Member] | Equipment relocation [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				900,000
Actual costs incurred				1,767,000
June 2013 Plan [Member] | Equipment relocation [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				20,800,000
Actual costs incurred				13,812,000
June 2013 Plan [Member] | Other Restructuring [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				100,000
Actual costs incurred				602,000
June 2013 Plan [Member] | Workforce reduction [Member] | Cost of goods sold [Member]
Restructuring charges
Planned Costs				1,800,000
Actual costs incurred				3,512,000
June 2013 Plan [Member] | Workforce reduction [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				10,150,000
Actual costs incurred				8,431,000
June 2013 Plan [Member] | Asset impairments [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				3,000,000
Actual costs incurred				4,258,000
June 2013 Plan [Member] | Other Charges Including Pension Termination Costs [Member] | Operating Expense [Member]
Restructuring charges
Planned Costs				7,650,000
Actual costs incurred				1,123,000
Amended June 2013 Plan [Member]
Restructuring charges
Planned Costs				4,000,000
Amended June 2013 Plan [Member] | Workforce reduction [Member] | Scenario, Forecast [Member]
Restructuring charges
Restructuring And Related Cost Number Of Positions Eliminated			130
Foreign Pension Plans [Member] | Amended June 2013 Plan [Member] | UNITED KINGDOM
Restructuring charges
Planned Costs				2,000,000
Foreign Pension Plans [Member] | Amended June 2013 Plan [Member] | Workforce reduction [Member]
Restructuring charges
Planned Costs				$ 2,000,000